Schedule of investments
Nomura VIP Smid Cap Core Series
March 31, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.60%♣
Communication Services — 2.53%
IMAX †	54,230	$ 2,061,282
Nexstar Media Group	5,232	946,103
Omnicom Group	15,854	1,193,965
Yelp †	26,350	651,899
		4,853,249
Consumer Discretionary — 8.92%
Aramark	41,092	1,665,870
BorgWarner	33,671	1,826,989
Brinker International †	8,995	1,284,216
Dick's Sporting Goods	12,355	2,449,873
KB Home	12,319	637,508
La-Z-Boy	23,289	748,508
Life Time Group Holdings †	53,028	1,428,574
Malibu Boats Class A †	18,584	481,697
Steven Madden	31,573	1,070,956
Taylor Morrison Home †	13,499	786,182
Texas Roadhouse	11,081	1,829,916
Toll Brothers	11,065	1,510,041
YETI Holdings †	37,997	1,390,310
		17,110,640
Consumer Staples — 3.53%
BJ's Wholesale Club Holdings †	23,203	2,283,639
Casey's General Stores	6,160	4,483,618
		6,767,257
Energy — 5.23%
Expand Energy	21,551	2,365,869
International Seaways	11,759	856,996
Liberty Energy	105,570	3,040,416
Permian Resources Class A	176,897	3,771,444
		10,034,725
Financials — 16.05%
Ally Financial	61,770	2,423,237
Axis Capital Holdings	27,596	2,798,510
East West Bancorp	38,781	4,140,260
Essent Group	20,911	1,222,039
Evercore Class A	6,745	2,013,450
Hamilton Lane Class A	17,500	1,739,500
Old National Bancorp	102,940	2,274,974
Reinsurance Group of America	12,849	2,623,252
SouthState Bank	25,960	2,401,819
Stifel Financial	32,611	2,410,605
Webster Financial	36,880	2,560,210
WSFS Financial	32,040	2,097,338
Zions Bancorp	35,936	2,070,632
		30,775,826
Healthcare — 11.82%
Axsome Therapeutics †	13,030	2,202,331
Bio-Techne	20,988	1,096,833
Blueprint Medicines =, †	12,068	0
Encompass Health	17,257	1,669,270
Glaukos †	11,270	1,213,328
Halozyme Therapeutics †	27,042	1,747,724
Insmed †	18,198	2,975,737
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Healthcare (continued)
Inspire Medical Systems †	7,855	$ 405,161
Lantheus Holdings †	14,825	1,124,476
Ligand Pharmaceuticals †	11,865	2,368,847
Natera †	7,990	1,597,920
Neurocrine Biosciences †	14,638	1,928,410
OmniAb 12.5 =, †	3,815	0
OmniAb 15 =, †	3,815	0
Repligen †	10,997	1,295,667
Supernus Pharmaceuticals †	31,589	1,632,835
TransMedics Group †	10,636	1,057,325
Ultragenyx Pharmaceutical †	16,716	350,200
		22,666,064
Industrials — 25.28%
ABM Industries	27,365	1,054,100
API Group †	28,869	1,169,772
Applied Industrial Technologies	6,073	1,611,288
Arcosa	23,312	2,474,336
Atkore	4,519	266,214
Bloom Energy Class A †	3,277	444,001
Boise Cascade	15,447	1,171,655
Carlisle	2,566	856,069
Carpenter Technology	4,038	1,591,578
Casella Waste Systems Class A †	14,097	1,118,456
Clean Harbors †	7,958	2,281,797
Dycom Industries †	1,074	363,893
ExlService Holdings †	56,478	1,719,755
Federal Signal	20,389	2,204,866
FTAI Aviation	3,533	865,585
Gates Industrial †	54,642	1,235,456
Graco	18,365	1,554,597
Kadant	3,056	893,422
KBR	29,023	1,069,788
Kirby †	20,800	2,763,904
Knight-Swift Transportation Holdings	29,657	1,707,650
Kratos Defense & Security Solutions †	5,772	406,984
Lincoln Electric Holdings	10,851	2,702,767
nVent Electric	5,553	656,809
Quanta Services	2,555	1,402,746
Regal Rexnord	10,271	1,923,347
Saia †	1,984	696,940
SPX Technologies †	6,044	1,208,437
Tecnoglass	11,235	500,519
Tetra Tech	47,578	1,433,049
Trex †	20,393	742,713
UL Solutions Class A	13,912	1,192,397
WESCO International	10,484	2,868,632
WillScot Holdings	57,514	998,443
XPO †	6,741	1,311,462
Zurn Elkay Water Solutions	44,950	2,015,558
		48,478,985
NQ- IV087 [0326] 0526 (5459540)    1

Schedule of investments
Nomura VIP Smid Cap Core Series
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology — 13.77%
ASGN †	16,568	$ 641,347
Astera Labs †	10,490	1,149,704
Box Class A †	28,938	684,094
Coherent †	21,457	5,111,272
Dynatrace †	29,270	1,082,405
Guidewire Software †	14,440	2,159,646
MACOM Technology Solutions Holdings †	15,890	3,528,692
MKS	3,990	916,942
Procore Technologies †	18,183	1,036,431
PTC †	5,433	774,148
Q2 Holdings †	22,533	1,065,811
Rubrik Class A †	8,744	428,194
Semtech †	50,901	3,913,778
Silicon Laboratories †	10,719	2,231,160
SPS Commerce †	3,786	210,767
Varonis Systems †	39,912	856,911
Workiva †	10,515	627,009
		26,418,311
Materials — 3.48%
Kaiser Aluminum	13,031	1,570,366
Minerals Technologies	34,016	2,412,415
Reliance	8,843	2,687,564
		6,670,345
Real Estate — 5.82%
Brixmor Property Group	71,194	2,050,387
Camden Property Trust	20,793	2,030,644
First Industrial Realty Trust	37,961	2,196,044
Healthpeak Properties	81,932	1,346,143
Jones Lang LaSalle †	5,754	1,751,057
Kite Realty Group Trust	72,721	1,785,301
		11,159,576
Utilities — 2.17%
Black Hills	26,858	1,864,214
Spire	25,304	2,291,024
		4,155,238
Total Common Stocks (cost $158,064,471)		189,090,216

	Number of shares	Value (US $)

Short-Term Investments — 1.64%
Money Market Mutual Funds — 1.64%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.55%)	784,965	$ 784,965
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	784,969	784,969
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	784,966	784,966
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.57%)	784,969	784,969
Total Short-Term Investments (cost $3,139,869)		3,139,869

Total Value of Securities—100.24% (cost $161,204,340)		192,230,085
Liabilities Net of Receivables and Other Assets—(0.24%)		(463,838)
Net Assets Applicable to 14,023,929 Shares Outstanding—100.00%		$191,766,247
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.

2    NQ- IV087 [0326] 0526 (5459540)